Unit Activity	12 Months Ended
Dec. 31, 2024
Unit Activity
Unit Activity

23) Unit Activity

The following table shows the number of common units, Class B Units, general partner units and Series A Preferred Units from December 31, 2022 until December 31, 2024:

				Convertible
			General Partner	Preferred
(in units)	Common Units	Class B Units	Units	Units
December 31, 2022	34,045,081	252,405	640,278	3,541,666
December 31, 2023	34,045,081	252,405	640,278	3,541,666
December 31, 2024	34,045,081	252,405	640,278	3,541,666